Summary of Significant Accounting Policies (Details)		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Voting power percentage		50.00%
Allowances for uncollectible amounted receivable (in Dollars)		$ 108,936	$ 279
Allowances for uncollectible amounted to suppliers (in Dollars)		2,740	2,817
Investment loss (in Dollars)		117,082	(95,031)	$ (46,209)
Shipping and handling expenses (in Dollars)		20,406	11,333	$ 256
Value added tax percentage	13.00%
Insurance regulation (in Yuan Renminbi) | ¥					¥ 500,000
Shexian Ruibo [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investment in equity investee balance (in Dollars)			$ 2,337,451
One Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			64.00%
One Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		68.00%
Two Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			36.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		13.00%
One major suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			83.00%	99.00%	99.00%
Two major suppliers [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			14.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)		$ 665,968	$ 57,615
Shexian Ruibo [Member]
Summary of Significant Accounting Policies [Line Items]
Equity investment		41.67%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		36.00%	79.00%	100.00%	100.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		37.00%	100.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		13.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		23.00%
Four Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		12.00%
One Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		58.00%
Two Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		33.00%
Three customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		22.00%